Discontinued Operations	12 Months Ended
Mar. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Note 5.	Discontinued Operations

Until 2011, we designed, manufactured, marketed and serviced specialized plasma etch systems used primarily in the production of micro-electrical mechanical systems devices, such as sensors, accelerometers and power devices.  Previously, we also sold systems for the etching and deposition of materials found in other devices, such as integrated circuits and optoelectronic devices found in products such as smart phones, networking gear, solid-state lighting, and digital imaging.

In a series of meetings in late May and early June 2009, our Board of Directors reviewed several basic strategic options presented by management, including investigating opportunities for the sale of the Company or its assets.  In December 2009, having received no bona fide offers for the Company as a going concern, the Board and management agreed to continue operations and to offer selected asset groups to potential buyers.

On March 19, 2010, we completed the sale of the legacy Etch and PVD assets to OEM Group, Inc. We discontinued our development efforts in NLD at the end of fiscal 2010, and began offering these assets for sale to third-parties.  At the same time, we began the process of closing and/or liquidating all of our other wholly-owned subsidiary companies, including SFI and Tegal GmbH, along with branches in Taiwan, Korea and Italy.   The subsidiaries were then included in discontinued operations.

On February 9, 2011, the Company and SPTS entered into an Asset Purchase Agreement.  That agreement included the sale of all of the shares of Tegal France, SAS, the Company’s wholly-owned subsidiary and product lines and certain equipment, intellectual property and other assets relating to the DRIE systems and certain related technology.  In accordance with generally accepted accounting principles, the DRIE business operations related to the designing, manufacturing, marketing and servicing of systems and parts within the semiconductor industry was presented in discontinued operations in our consolidated financial statements.  Amounts for the prior periods were reclassified to conform to this presentation.  The exit from the DRIE operation was essentially completed by the end of the fourth quarter of our 2011 fiscal year.

The assets and liabilities of discontinued operations are presented separately under the captions “Assets of discontinued operations” and “Liabilities of discontinued operations,” respectively, in the accompanying consolidated balance sheets as of March 31, 2015 and 2014, respectively, and consist of the following:

	March 31, 2015	March 31, 2014

Assets of Discontinued Operations:
Accounts and other receivables, net of allowances for sales returns and doubtful accounts of $0	$-	$-
Prepaid expenses and other current assets	-	--
Total assets of discontinued operations	$-	$-

Liabilities of Discontinued Operations:
Accrued expenses and other current liabilities	$-	$5
Total liabilities of discontinued operations	$-	$5

As of March 31, 2014, discontinued assets were eliminated with the final closure of the Company’s foreign subsidiary.  Discontinued liabilities are related to outstanding commission due.  This commission is to be paid when the final documentation of the sale of the last two lots of patents is fulfilled.  As of March 31, 2013 discontinued assets and liabilities are solely related to a foreign subsidiary.

Discontinued operations consists of interest income from accounts related to discontinued operations, other income, gains and losses on the disposal of fixed assets of discontinued operations, gains and losses on foreign exchange, as well as the reclassification of net expenses associated with our exit from our historical core operations.

During fiscal 2014, we recognized $365 from the sale of the last of our NLD patents.  As these assets were internally developed, there was a corresponding zero book value.  The NLD revenue was offset by related expenses of $98, resulting in a net gain, net of taxes, of $267.  With this sale, the Company has no other intellectual property related to discontinued operations.   Discontinued operations also included expenses related to the final closing of former foreign subsidiaries.   In the three months ended June 30, 2013, the Company recognized a reclassification out of accumulated other comprehensive loss and into Loss from Discontinued Operations, net of taxes.  The reclassification is related to the recognition of a non-cash loss of $142 from foreign exchange differences from its former Tegal foreign subsidiaries, primarily as a result of the final closing of the former Tegal German subsidiary.   The Company received permission to close the German subsidiary in June 2013.  No further audits or reviews are anticipated by foreign taxing authorities.  The Company also recognized a cash gain of $20 in discontinued operations as a result of final closing of bank accounts in its Italian subsidiary and a federal tax refund regarding discontinued operations.

Total revenue from discontinued operations for fiscal years 2015 and 2014 was $0.  The total income from discontinued operations, including income tax expense (benefit), was $0 and $155, for the same years, respectively.